UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2009

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       29 June 2009
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  US$475.967 million

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR	02364W105	51,320	51,320,262		N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR	035128206	4,762	4,761,900		N/A	Y	N	Y
AU OPTRONICS CORP-SPON ADR	ADR	002255107	5,346	5,346,264		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR	059460303	7,592	7,591,780		N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR	16939P106	2,140	2,139,984		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR	16941M109	3,085	3,084,928		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR	16941R108	5,876	5,875,736		N/A	Y	N	Y
CHINA TELECOM CORP LTD-ADR	ADR	169426103	435	435,400			N/A	Y	N	Y
CHUNGHWA TELECOM LTD-ADR	ADR	17133Q403	7,698	7,698,065		N/A	Y	N	Y
CNOOC LTD-ADR			ADR	126132109	984	984,240			N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR	20441W203	15,752	15,752,458		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR	204448104	15,332	15,332,149		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR	25030W100	8,048	8,047,827		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR	29274F104	13,612	13,612,390		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR	344419106	10,746	10,746,043		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR	373737105	7,643	7,643,100		N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR	40049J206	20,225	20,225,036		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR	45104G104	4,033	4,032,650		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR	456788108	342	342,054			N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR	465562106	27,734	27,734,160		N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR	48241A105	4,825	4,824,787		N/A	Y	N	Y
KOREA ELEC POWER CORP-SP ADR	ADR	500631106	506	506,000			N/A	Y	N	Y
LG DISPLAY CO LTD-ADR		ADR	50186V102	659	659,472			N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR	607409109	14,565	14,565,192		N/A	Y	N	Y
VIMPELCOM-SP ADR		ADR	68370R109	31,433	31,432,597		N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR	71646E100	7,062	7,062,434		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR	71654V101	23,772	23,772,336		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR	71654V408	66,060	66,059,760		N/A	Y	N	Y
POSCO-ADR			ADR	693483109	3,943	3,943,359		N/A	Y	N	Y
POWERSHARES DB AGRICULTURE F	ETP	73936B408	9,417	9,416,500		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR	879246106	10,455	10,454,963		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR	881624209	42,309	42,309,050		N/A	Y	N	Y
VALE SA-SP ADR			ADR	91912E105	23,448	23,447,671		N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR	92855S200	9,600	9,599,853		N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR	05965X109	5,551	5,551,441		N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR	91912E204	9,655	9,655,150		N/A	Y	N	Y



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